Note 21 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Credit commitments	$ 342,710	$ 289,008
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	296,248	238,724
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 46,462	$ 50,284